Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Financial Risk Management
4.	Financial Risk Management

(a)   Market Risk

Market risk is the exposure to an adverse change in the value of financial instruments caused by market factors including changes in equity prices, interest rates, foreign currency exchange rates, commodity prices and inflation rates.

The Group is exposed to market risks arising from changes in equity prices, interest rates, foreign currency exchange rates and inflation rates, in both the Mexican and U.S. markets. Market risk management activities are monitored by the Investments, Risk Management and Treasury Committee on a quarterly basis.

(i)    Foreign Exchange Risk

The Group is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the U.S. dollar and in those subsidiaries with functional currency other than the Mexican peso. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

Foreign currency exchange risk is monitored by assessing the net monetary liability position in U.S. dollars and the forecasted cash flow needs for anticipated U.S. dollar investments and servicing the Group’s U.S. dollar-denominated debt.

Management has set up a policy to require Group companies to manage their foreign exchange risk against their functional currency. To manage their foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, entities in the Group use forward contracts. In compliance with the procedures and controls established by the Risk Management Committee, in 2024 and 2023, the Group entered into certain derivative transactions with certain financial institutions in order to manage its exposure to market risks resulting from changes in interest rates and foreign currency exchange rates. The objective in managing foreign currency fluctuations is to reduce earnings and cash flow volatility.

Foreign Currency Position

The foreign currency position of monetary items of the Group at December 31, 2024, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,318,668	Ps.	20.8691	Ps.	27,519,414
Euros	32,919		21.6510		712,729
Swiss francs	219		23.0485		5,048
Other currencies	—		—		15

Liabilities:
U.S. dollars (1)	3,942,186	Ps.	20.8691	Ps.	82,269,874
Euros	3,626		21.6510		78,507
Swiss francs	41		23.0485		945
Other currencies	—		—		80

The foreign currency position of monetary items of the Group at December 31, 2023, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,367,231	Ps.	16.9325	Ps.	23,150,639
Euros	31,976		18.7219		598,651
Swiss francs	1,891		20.1657		38,133
Other currencies	—		—		3,383

Liabilities:
U.S. dollars (1)	3,996,913	Ps.	16.9325	Ps.	67,677,729
Euros	18,087		18.7219		338,623
Swiss francs	142		20.1657		2,864
Other currencies	—		—		854

(1)	As of December 31, 2024 and 2023, monetary liabilities include U.S.$2,108.7 million (Ps.44,005,755) and U.S.$2,539.5 million (Ps.43,000,795), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Note 14).

As of March 28, 2025, the exchange rate was Ps.20.4089 per U.S. dollar, which represents the interbank free market exchange rate on that date as reported by Banco Citi México, S.A.

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2024		2023
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,352.0	U.S.$	1,398.5
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(3,942.2)		(4,010.2)
Net liability position	U.S.$	(2,590.2)	U.S.$	(2,611.7)

(1)	As of December 31, 2024 and 2023, this line includes U.S. dollar equivalent amounts of U.S.$33.4 million and U.S.$36.0 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2024 and 2023, this line includes U.S. dollar equivalent amounts of U.S.$0.1 million and U.S.$20.1 million, respectively, related to other foreign currencies, primarily Euros.
(3)	As of December 31, 2024 and 2023, monetary liabilities include U.S.$2,108.7 million (Ps.44,005,755) and U.S.$2,539.5 million (Ps.43,000,795), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and the investment in Open-Ended Fund (see Note 14).

At December 31, 2024, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.1,004,917 in the consolidated statement of income. At December 31, 2023, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.122,159 in the consolidated statement of income.

(ii)    Cash Flow Interest Rate Risk

The Group monitors the exposure to interest rate risk by: (i) evaluating differences between interest rates on its outstanding debt and short-term investments and market interest rates on similar financial instruments; (ii) reviewing its cash flow needs and financial ratios (indebtedness and interest coverage); (iii) assessing current and forecasted trends in the relevant markets; and (iv) evaluating peer Group and industry practices. This approach allows the Group to determine the interest rate “mix” between variable and fixed rate debt.

The Group’s interest rate risk arises from long-term debt. Debt issued at variable rates expose the Group to cash flow interest rate risk, which is partially offset by cash and cash equivalents held at variable rates. Debt issued at fixed rates expose the Group to fair value interest rate risk. During recent years, the Group has maintained most of its debt in fixed rate instruments (see Note 14).

Based on various scenarios, the Group manages its cash flow interest rate risk by using cross-currency interest rate swaps, exchange rate agreements and floating-to-fixed interest rate swaps. Cross-currency interest rate swap agreements allow the Group to hedge against Mexican peso depreciation on the interest payments for medium-term periods. Interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates.

Sensitivity and Fair Value Analysis

The sensitivity analyses that follow are intended to present the hypothetical changes in fair value or loss in earnings due to changes in interest rates, inflation rates, foreign currency exchange rates and debt and equity market prices and the effect that they would have had on the Group’s financial instruments at December 31, 2024 and 2023. These analyses address market risk only and do not take into consideration other risks that the Group faces in the ordinary course of business, including country risk and credit risk. The hypothetical changes reflect management’s view of changes that are reasonably possible over a one-year period. For purposes of the following sensitivity analyses, the Group has made assumptions of a hypothetical change in fair value of 10% for expected near-term future changes in the United States interest rates, Mexican interest rates, inflation rates and Mexican peso to U.S. dollar exchange rate. The results of the analyses do not purport to represent actual changes in fair value or losses in earnings that the Group will incur.

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2024	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	1,024,371	Ps.	1,031,497	Ps.	7,126	Ps.	110,276
Open-Ended Fund		784,769		784,769		—		78,477
Publicly traded equity instruments		1,709,942		1,709,942		—		170,994
Derivative financial instruments (1)		2,001,051		2,001,051		—		200,105

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		4,579,474		4,577,917		(1,557)		456,235
Senior Notes due 2026		4,328,669		4,254,172		(74,497)		350,920
Senior Notes due 2032		6,260,730		6,838,345		577,615		1,261,450
Senior Notes due 2040		12,521,460		11,389,770		(1,131,690)		7,287
Senior Notes due 2045		16,499,319		11,969,101		(4,530,218)		(3,333,308)
Senior Notes due 2046		18,355,876		15,480,061		(2,875,815)		(1,327,809)
Senior Notes due 2049		13,792,972		10,280,454		(3,512,518)		(2,484,473)
Peso-denominated debt:
Notes due 2027		4,500,000		4,252,725		(247,275)		177,998
Senior Notes due 2037		4,500,000		3,186,405		(1,313,595)		(994,955)
Senior Notes due 2043		6,225,690		3,608,472		(2,617,218)		(2,256,371)
Long-term loans payable to Mexican banks		12,650,000		12,777,242		127,242		1,404,966
Lease liabilities		5,386,639		5,454,171		67,532		612,949

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2023	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	948,549	Ps.	953,423	Ps.	4,874	Ps.	100,216
Open-Ended Fund		674,451		674,451		—		—
Publicly traded equity instruments		1,912,150		1,912,150		—		—
Derivative financial instruments (1)		251,738		251,738		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		3,715,634		3,762,228		46,594		422,817
Senior Notes due 2026		3,512,139		3,465,533		(46,606)		299,947
Senior Notes due 2032		5,079,750		5,969,062		889,312		1,486,218
Senior Notes due 2040		10,159,500		10,701,611		542,111		1,612,272
Senior Notes due 2045		13,387,004		11,542,810		(1,844,194)		(689,913)
Senior Notes due 2046		14,893,353		14,913,906		20,553		1,511,944
Senior Notes due 2049		11,191,163		10,035,228		(1,155,935)		(152,412)
Peso-denominated debt:
Notes due 2027		4,500,000		4,233,150		(266,850)		156,465
Senior Notes due 2037		4,500,000		4,026,060		(473,940)		(71,334)
Senior Notes due 2043		6,225,690		4,064,130		(2,161,560)		(1,755,147)
Long-term loans payable to Mexican banks		12,650,000		12,789,686		139,686		1,418,655
Lease liabilities		7,291,550		7,334,492		42,942		776,391

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes issued by the Group are within Level 1 of the fair value hierarchy as there are quoted market prices for such notes. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

(iii)    Price Risk

The Group is exposed to equity securities price risk because of investments held by the Group and classified in the consolidated statements of financial position as non-current investments in financial instruments. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group is not exposed to commodity price risk.

(b)   Credit Risk

Credit risk is managed on a Group basis, except for credit risk relating to accounts receivable balances. Each local entity is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables and committed transactions. For banks and financial institutions, only independently rated parties with a minimum rating of “AA” in local scale for domestic institutions and “BBB” in global scale for foreign institutions are accepted. If customers are independently rated, these ratings are used. If there is no independent rating, the Group’s risk control function assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Company’s management. See Note 7 for further disclosure on credit risk.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by any counterparties.

The Group historically has not realized significant credit losses arising from customers.

(c)   Liquidity Risk

Cash flow forecasting is performed in the operating entities of the Group and aggregated by corporate management. Corporate management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal statement of financial position ratio targets and, if applicable external regulatory or legal requirements.

Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits and marketable securities, choosing investments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts. At December 31, 2024 and 2023, the Group held cash and cash equivalents of Ps.46,193,173 and Ps.32,586,352, respectively (see Note 6).

The table below analyses the Group’s non-derivative and derivative financial liabilities as well as related contractual interest on debt and lease liabilities into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table below are the contractual undiscounted cash flows (except for lease liabilities that are stated at present value).

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2025 to		January 1, 2026 to		January 1, 2028 to		Subsequent to
	December 31, 2025		December 31, 2027		December 31, 2029		December 31, 2029		Total
At December 31, 2024
Debt (1)	Ps.	4,579,474	Ps.	11,478,669	Ps.	10,000,000	Ps.	78,156,047	Ps.	104,214,190
Lease liabilities		1,242,957		2,387,918		865,556		890,208		5,386,639
Trade and other liabilities		18,410,499		84,453		32,503		4,146,195		22,673,650
Interest on debt (2)		5,428,409		12,561,501		10,787,915		58,559,426		87,337,251
Interest on lease liabilities		462,912		618,152		378,067		252,519		1,711,650

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2024 to		January 1, 2025 to		January 1, 2027 to		Subsequent to
	December 31, 2024		December 31, 2026		December 31, 2028		December 31, 2028		Total
At December 31, 2023
Debt (1)	Ps.	10,000,000	Ps.	9,877,773	Ps.	4,500,000	Ps.	65,436,460	Ps.	89,814,233
Lease liabilities		1,280,932		2,551,747		1,660,370		1,798,501		7,291,550
Trade and other liabilities		20,436,012		—		—		2,604,527		23,040,539
Interest on debt (2)		4,116,602		9,358,169		7,967,272		51,916,580		73,358,623
Interest on lease liabilities		598,223		942,270		607,096		630,669		2,778,258

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2024 and 2023, based on contractual interest rates and exchange rates as of that date.

Capital Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure in order to minimize the cost of capital.